Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	December 31, 2017	December 31, 2016
Sales tax receivables
Canada	$6.4	$2.3
Mexico	20.0	36.2
Other	0.9	0.5
Concentrate receivable	3.2	2.2
Other receivables	4.0	3.7
	$34.5	$44.9